Derivative financial instruments - Summary of Notional Amount of Foreign Exchange (Detail) - Forward contract [member] - Financial Instruments Held For Hedging [Member] - Currency risk [member] - EUR (€)
€ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 550,734	€ 347,679
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	550,734	347,679
Cash flow hedges [member] | United States of America, Dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	194,097	144,569
Cash flow hedges [member] | Switzerland, Francs
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	4,792	24,810
Cash flow hedges [member] | China, Yuan Renminbi
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	191,936	20,318
Cash flow hedges [member] | United Kingdom, Pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	25,012	19,226
Cash flow hedges [member] | Hong Kong, Dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	46,883	12,613
Cash flow hedges [member] | Japan, Yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	51,075	52,407
Cash flow hedges [member] | Other [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 36,939	€ 73,736